Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies:
14.      Commitments and Contingencies:
a)      Lease commitments
The following table sets forth inflows and outflows related to the Company's leases, as at June 30, 2017.
	Twelve month periods ending June 30,
plus inflows/minus outflows	Total	2018	2019	2020	2021	2022	2023 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$32,960	$32,960	-	-	-	-	-
Future, minimum, non-cancellable lease payment under vessel operating leases (2)	(552)	(552)	-	-	-	-	-
Bareboat commitments charter hire (3)	(56,382)	(1,517)	(4,681)	(4,646)	(4,609)	(4,570)	(36,359)
Total	$ (23,974)	$ 30,891	$ (4,681)	$ (4,646)	$ (4,609)	$ (4,570)	$ (36,359)

(1)      The amounts represent the minimum contractual charter revenues to be generated from the existing non-cancellable time and freight charters until their expiration, net of address commissions, assuming no off-hire days other than those related to scheduled interim surveys and special surveys of the vessels.
(2)      The amounts represent the Company's commitments under the operating lease arrangement for Astakos. The lease has expired in August 2017.
 (3)      The amounts represent the Company's commitments for charter hire fees under the bareboat lease arrangements for the vessels under construction.  The bareboat charter hire is comprised of both a fixed and a variable portion; the variable portion is calculated based on the 6-month LIBOR rate of 1.45%, as of June 30, 2017.
b)      Legal proceedings
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business.  In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels.  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.  Currently, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the accompanying unaudited interim condensed consolidated financial statements.
As described on Item 8 of the 2016 Annual Report, on October 23, 2014, a purported shareholder (the “Plaintiff”) of Star Bulk Carriers Corp. filed a derivative and putative class action lawsuit in New York state court against the Company's Chief Executive Officer, members of its Board of Directors and several of its shareholders and related entities. The Company has been named as a nominal defendant in the lawsuit. The lawsuit alleges that the acquisition of Oceanbulk and purchase of several Excel Vessels were the result of self-dealing by various defendants and that the Company entered into the respective transactions on unfair terms. The lawsuit further alleges that, as a result of these transactions, several defendants' interests in the Company have increased and that the Plaintiff's interest in the Company has been diluted. The lawsuit also alleges that the Company's management has engaged in other conduct that has resulted in corporate waste. The lawsuit seeks cancellation of all shares issued to the defendants in connection with the acquisition of Oceanbulk, unspecified monetary damages, the replacement of some or all members of the Company's Board of Directors and its Chief Executive Officer, and other relief. The Company believes the claims are completely without merit and has denied them and defended against them in court. On November 24, 2014, the Company and the other defendants removed the action to the United States District Court for the Southern District of New York. On March 4, 2015, the Company and the other defendants moved to dismiss the complaint. On February 18, 2016, the court granted the Company's motion to dismiss in full and dismissed the matter. On February 24, 2016, Plaintiff filed a notice of appeal. The appeal was heard before the Court of Appeals for the Second Circuit on December 6, 2016. In April 2017, the Court of Appeal dismissed the appeal in all respects and affirmed the first instance judgment. Plaintiff filed a petition for panel rehearing and/or rehearing en banc, which petition was dismissed in June 2017. In September 2017, Plaintiff filed a petition for certiorari in the U.S. Supreme Court seeking review of the Second Circuit's affirmance of dismissal of the complaint, which petition is now pending. The Company cannot predict the outcome of the case.